DWS Tax-Exempt Portfolio Expense Example - DWS Tax Expt Cash Prmr Shrs [Member] - DWS Tax-Exempt Portfolio - DWS Tax-Exempt Cash Premier Shares	Jul. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	227
Expense Example, with Redemption, 10 Years	$ 543